UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2018 (Unaudited)

Deutsche Science and Technology Fund

	Shares	Value ($)
Common Stocks 97.2%
Consumer Discretionary 9.9%
Internet & Direct Marketing Retail 9.4%
Amazon.com, Inc.*	45,534	66,064,825
The Priceline Group, Inc.*	7,512	14,363,320
		80,428,145
Media 0.5%
Comcast Corp. "A"	97,100	4,129,663
Health Care 1.3%
Biotechnology 0.5%
BioMarin Pharmaceutical, Inc.*	27,100	2,445,233
Incyte Corp.*	2,700	243,783
Shire PLC (ADR)	9,700	1,358,388
ViaCyte, Inc.* (a)	1,869	0
		4,047,404
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	31,000	6,947,410
Industrials 2.2%
Aerospace & Defense 1.7%
L3 Technologies, Inc.	23,000	4,886,580
Northrop Grumman Corp.	27,000	9,194,310
		14,080,890
Professional Services 0.5%
WageWorks, Inc.*	73,000	4,420,150
Information Technology 83.2%
Communications Equipment 3.7%
Acacia Communications, Inc.* (b)	50,000	1,845,500
ARRIS International PLC*	205,000	5,186,500
Cisco Systems, Inc.	306,605	12,736,372
Lumentum Holdings, Inc.* (b)	120,000	5,556,000
Palo Alto Networks, Inc.*	40,500	6,393,735
		31,718,107
Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp. "A"	123,480	11,455,239
CDW Corp.	61,500	4,599,585
		16,054,824
Internet Software & Services 18.6%
2U, Inc.* (b)	69,400	5,154,338
Alibaba Group Holding Ltd. (ADR)*	21,300	4,351,377
Alphabet, Inc. "A"*	33,791	39,948,396
Alphabet, Inc. "C"*	33,945	39,713,613
Box, Inc. "A"*	190,000	4,225,600
Criteo SA (ADR)* (b)	135,000	3,214,350
Facebook, Inc. "A"*	269,121	50,296,024
j2 Global, Inc.	45,000	3,599,550
LogMeIn, Inc.	60,500	7,610,900
		158,114,148
IT Services 13.5%
Amdocs Ltd.	50,000	3,420,000
Broadridge Financial Solutions, Inc.	43,749	4,217,841
Cognizant Technology Solutions Corp. "A"	110,269	8,598,776
EPAM Systems, Inc.*	64,527	7,580,632
Euronet Worldwide, Inc.*	52,210	4,900,953
Fidelity National Information Services, Inc.	115,663	11,839,265
Mastercard, Inc. "A"	130,895	22,121,255
PayPal Holdings, Inc.*	111,500	9,513,180
Travelport Worldwide Ltd.	290,000	3,946,900
Visa, Inc. "A"	252,261	31,338,384
WNS Holdings Ltd. (ADR)*	171,900	7,642,674
		115,119,860
Semiconductors & Semiconductor Equipment 13.4%
Analog Devices, Inc.	70,000	6,431,600
Applied Materials, Inc.	180,771	9,694,749
Broadcom Ltd.	96,055	23,824,522
Cavium, Inc.*	29,633	2,630,818
Inphi Corp.* (b)	112,700	3,366,349
Intel Corp.	363,702	17,508,614
Microchip Technology, Inc.	47,000	4,475,340
Micron Technology, Inc.*	38,927	1,701,888
NVIDIA Corp.	122,402	30,086,412
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	7,717,199
Texas Instruments, Inc.	60,823	6,670,458
		114,107,949
Software 22.1%
Activision Blizzard, Inc.	140,310	10,401,180
Adobe Systems, Inc.*	98,244	19,625,221
Electronic Arts, Inc.*	25,000	3,174,000
Intuit, Inc.	56,000	9,402,400
Microsoft Corp.	931,000	88,454,310
Oracle Corp.	463,540	23,914,029
salesforce.com, Inc.*	188,178	21,435,356
ServiceNow, Inc.*	15,500	2,307,485
Synopsys, Inc.*	97,675	9,045,682
		187,759,663
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	410,558	68,739,726
HP, Inc.	391,000	9,118,120
NCR Corp.*	192,000	7,201,920
		85,059,766
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	12,271	5,585,637
Total Common Stocks (Cost $411,559,334)		827,573,616
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	178,920
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	36,564
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (c)	—	219,350
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	560,760
Total Other Investments (Cost $11,450,426)		995,594
Preferred Stock 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A*(a) (Cost $0)	3,509	0
Closed-End Investment Company 0.5%
Altaba, Inc.* (Cost $2,026,460)	55,400	4,425,352
Securities Lending Collateral 1.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (d) (e) (Cost $9,304,369)	9,304,369	9,304,369
Cash Equivalents 2.8%
Deutsche Central Cash Management Government Fund, 1.34% (d) (Cost $23,310,212)	23,310,212	23,310,212
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $457,650,801)	101.7	865,609,143
Other Assets and Liabilities, Net	(1.7)	(14,517,933)
Net Assets	100.0	851,091,210

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $8,970,815, which is 1.1% of net assets.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,029,217	178,920	0.02
Adams Capital Management LP **	August 2000 to November 2000	1,863,749	36,564	0.00
Alloy Ventures 2000 LP **	April 2000 to August 2007	3,896,857	219,350	0.03
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	560,760	0.07
Total Restricted Securities		11,450,426	995,594	0.12

**	These securities represent venture capital funds.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)
Consumer Discretionary	$84,557,808	$—	$—	$84,557,808
Health Care	10,994,814	—	0	10,994,814
Industrials	18,501,040	—	—	18,501,040
Information Technology	707,934,317	—	—	707,934,317
Real Estate	5,585,637	—	—	5,585,637
Other Investments (g)	—	—	—	995,594
Preferred Stock	—	—	0	0
Closed-End Investment Company	4,425,352	—	—	4,425,352
Short-Term Investments (f)	32,614,581	—	—	32,614,581
Total	$864,613,549	$—	$—	$865,609,143

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Investments measured at NAV as a practical expedient.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018